Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)			$ 129,825	$ 6,229
Yingxi Industrial Chain Group Co Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (135,374)	$ 115,591	129,825	6,229
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	52,652	35,185	102,967	91,368
Changes in operating assets and liabilities:
Accounts receivable	755,557	(249,526)	(2,520,317)	(327,054)
Inventory	(14,171)	(223,589)	166,207	(2,006)
Prepaid expenses	(532,999)	(226,416)	(389,421)	225,727
Other receivable	107	8,810	(54,178)	977,656
Accounts payable	(115,753)	1,373,576	2,156,185	18,984
Deferred revenue	(146,309)	(89,356)	290,162	(327,695)
Tax payable	(85,671)	25,853	101,160	(52,116)
Other payable	25,705	(15,740)	82,601	(1,834,027)
Net cash provided by (used in) operating activities	(196,256)	754,388	65,191	(1,222,934)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiary	(1,458,000)
Purchase of property and equipment		(20,434)	(102,629)	(158,033)
Sales of property and equipment			10,829
Note receivable	(312,173)	(990,070)	(769,654)	(66,653)
Loan to related parties, net	(23,613)	(41,413)		(551,829)
Collection of loan to related parties			521,832
Net cash used in investing activities	(1,793,786)	(1,051,917)	(339,622)	(776,515)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from borrowings	4,082,400
Proceeds from issuance of common stock			100,000
Repayment of loans		(183,720)	(180,600)	(81,220)
Loan from related parties, net	(1,235,162)	506,018	468,424	2,073,365
Net cash provided by financing activities	2,847,238	322,298	387,824	1,992,145
Effects on changes in foreign exchange rate	13,371	6,402	(8,839)	(5,765)
Net increase in cash and cash equivalents	870,567	31,171	104,554	(13,069)
Cash and cash equivalents - beginning of period	227,687	123,133	123,133	136,202
Cash and cash equivalents - end of period	1,098,254	154,304	227,687	123,133
Supplemental Cash Flow Disclosures
Cash paid for interest and income tax		2,701	2,808
Cash paid for income taxes